ORGANIZATION AND PRINCIPAL ACTIVITIES (Financial Statement Amounts and Balances of Consolidated VIE's Included in Accompanying Consolidated Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Total current assets	$ 33,784		$ 126,585
TOTAL ASSETS	33,784		127,971
Total current liabilities	4,293		4,465
Total Liabilities	4,802		4,900
Net revenues from continuing operations	6,160		4,228	$ 1,920
Net loss from continuing operations	(3,710)		(8,256)	(15,527)
Net income from discontinued operations	(389)	[1]	10,445	16,155
Net cash provided by /(used in) operating activities	(3,589)		4,444	7,468
Net cash used in investing activities	(3,043)		51,326	2,108
Net cash provided by financing activities	(86,734)		(5,489)	653
Variable Interest Entity Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total current assets	1,155		746
TOTAL ASSETS	1,155		746
Total current liabilities	805		123
Total Liabilities	805		123
Net revenues from continuing operations	437		394	25
Net loss from continuing operations	(303)		(200)	(137)
Net income from discontinued operations
Net cash provided by /(used in) operating activities	397		(6)	63
Net cash used in investing activities	(659)
Net cash provided by financing activities			$ 151

[1]	Incremental cost of $389 was incurred related to the modification of vested share options granted to the grantees employed by Beijing Super TV and N-S Digital TV under the share incentive plans of the Company.